Advances to Suppliers, Net	12 Months Ended
Dec. 31, 2025
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 8 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Prepayment for equipment and service purchase	$494,042	$524,930
Less: Allowance for credit losses	(2,860)	(2,740)
Advances to suppliers, net	$491,182	$522,190

The Company’s suppliers generally require refundable prepayments from the Company before delivery of goods or support of services. The prepayment is necessary to secure the supply in the market or secure a favorable price.

The changes of allowance for doubtful accounts for the years ended December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Beginning balance	$2,740	$2,817
Foreign exchange translation	120	(77)
Ending balance	$2,860	$2,740